Property, plant, equipment and development costs - Net assets for right in use (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Property, plant, equipment and development costs
Book Value Of Assets Under Finance Lease		$ 250,500	$ 270,800
Acquisition Of Assets Under Lease		0	0
Impairment recovery (loss) of long-lived assets		19,874	(14,910)	$ 2,083
Capitalized finance costs		0	0	0
Right-of-use assets		12,760	5,338
Additions to right-of-use assets		11,700	3,000
Disposal of right of use assets		0	0
Write-off of stripping activity asset		0	6,763	$ 11,633
Buildings and other constructions
Property, plant, equipment and development costs
Right-of-use assets		10,484	2,088
Transportation units
Property, plant, equipment and development costs
Right-of-use assets		1,380	2,501
Machinery and equipment [Member]
Property, plant, equipment and development costs
Right-of-use assets		896	749
El Brocal
Property, plant, equipment and development costs
Goodwill		34,000	$ 34,000
Stripping activity asset of phase 6 written off | item	1,181,280
Stripping activity asset of phase 9 written off | item				1,102,117
Write-off of stripping activity asset	$ 6,763,000			$ 11,633,000
Stripping activity balance after phase 6 written off | item			5,730
Stripping activity asset of phase 6 expected to be produced			$ 118,000
Uchucchacua
Property, plant, equipment and development costs
Recovery amounts		146,114	196,545	244,795
Rio Seco
Property, plant, equipment and development costs
Recovery amounts		50,808	18,671
Orcopampa
Property, plant, equipment and development costs
Recovery amounts		51,911	43,128	57,650
La Zanja
Property, plant, equipment and development costs
Recovery amounts		35,011	51,044	20,736
Julcani
Property, plant, equipment and development costs
Recovery amounts				40,642
El Brocal
Property, plant, equipment and development costs
Recovery amounts				761,081
Impairment Of Long Lived Asset [Member] | Rio Seco
Property, plant, equipment and development costs
Impairment recovery (loss) of long-lived assets		$ 19,900
Impairment loss			19,900
Impairment Of Long Lived Asset [Member] | La Zanja
Property, plant, equipment and development costs
Return of provision for loss of value of inventories for sale of the Mallay unit			5,000
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			$ 14,900
Impairment Of Long Lived Asset [Member] | Julcani
Property, plant, equipment and development costs
Provisions				0
Return of provision for loss of value of inventories for sale of the Mallay unit				$ 2,100